Prepayments and other receivables (Tables)	12 Months Ended
Dec. 31, 2021
Prepayments and other receivables
Schedule of Prepayment and other receivables

	As at December 31,
	2020	2021
	RMB’000	RMB’000
Financial guarantee fee receivable, gross	174	—
Less: impairment loss allowance	(74)	—
Financial guarantee fee receivable, net (Note a)	100	—
Deposits receivable	282,864	539,625
Value‑added‑tax deductible	40,730	53,437
Receivable from disposal of equipment to related parties	—	—
Advance to suppliers	41,446	93,230
Advance to staffs	38,679	42,343
Receivables for value‑added‑tax paid on behalf of wealth management products	5,007	6,881
Others	37,851	20,119
Less: impairment loss allowance	(3,349)	(2,968)
	443,328	752,667

Schedule of fee receivables, net

	As at December 31,
	2020	2021
	RMB’000	RMB’000
Opening balance	47,961	100
Cash received	(45,033)	(7,816)
Unwinding of interest income including value‑added‑tax (Note 8 (b) )	5,160	466
Impairment (loss)/Reversals (Note 8(b))	(7,988)	7,250
Ending balance	100	—

Schedule of impairment loss allowance on fee receivables

	For the year ended
	December 31,
	2019	2020	2021
	RMB’000	RMB’000	RMB’000
Beginning of the year	(20,782)	(7,335)	(74)
(Additions)/Reversals	(29,712)	(7,988)	7,250
Write-off/(Collection)	43,159	15,249	(7,176)
End of the year	(7,335)	(74)	—

Schedule of impairment loss allowance on prepayment and other receivables

	For the year ended
	December 31,
	2019	2020	2021
	RMB’000	RMB’000	RMB’000
Beginning of the year	(1,068)	(1,332)	(3,349)
(Additions)/Reversals	(4,865)	(2,569)	2
Write-off	4,601	536	365
Exchange differences	—	16	14
End of the year	(1,332)	(3,349)	(2,968)